Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2021
Registrant Name	MFS® MUNICIPAL SERIES TRUST
Entity Central Index Key	0000751656
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 28, 2021
Document Effective Date	Jul. 29, 2021
Prospectus Date	Jul. 29, 2021
MFS® Alabama Municipal Bond Fund | A
Prospectus:
Trading Symbol	MFALX
MFS® Alabama Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBABX
MFS® Alabama Municipal Bond Fund | I
Prospectus:
Trading Symbol	MLALX
MFS® Alabama Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPOLX
MFS® Arkansas Municipal Bond Fund | A
Prospectus:
Trading Symbol	MFARX
MFS® Arkansas Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBARX
MFS® Arkansas Municipal Bond Fund | I
Prospectus:
Trading Symbol	MARLX
MFS® Arkansas Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPRAX
MFS® California Municipal Bond Fund | A
Prospectus:
Trading Symbol	MCFTX
MFS® California Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBCAX
MFS® California Municipal Bond Fund | C
Prospectus:
Trading Symbol	MCCAX
MFS® California Municipal Bond Fund | I
Prospectus:
Trading Symbol	MCAVX
MFS® California Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPOAX
MFS® Georgia Municipal Bond Fund | A
Prospectus:
Trading Symbol	MMGAX
MFS® Georgia Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBGAX
MFS® Georgia Municipal Bond Fund | I
Prospectus:
Trading Symbol	MGATX
MFS® Georgia Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPGOX
MFS® Maryland Municipal Bond Fund | A
Prospectus:
Trading Symbol	MFSMX
MFS® Maryland Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBMDX
MFS® Maryland Municipal Bond Fund | I
Prospectus:
Trading Symbol	MMDIX
MFS® Maryland Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPMDX
MFS® Massachusetts Municipal Bond Fund | A
Prospectus:
Trading Symbol	MFSSX
MFS® Massachusetts Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBMAX
MFS® Massachusetts Municipal Bond Fund | I
Prospectus:
Trading Symbol	MTALX
MFS® Massachusetts Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPMAX
MFS® Mississippi Municipal Bond Fund | A
Prospectus:
Trading Symbol	MISSX
MFS® Mississippi Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBMSX
MFS® Mississippi Municipal Bond Fund | I
Prospectus:
Trading Symbol	MMSTX
MFS® Mississippi Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPMSX
MFS® New York Municipal Bond Fund | A
Prospectus:
Trading Symbol	MSNYX
MFS® New York Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBNYX
MFS® New York Municipal Bond Fund | C
Prospectus:
Trading Symbol	MCNYX
MFS® New York Municipal Bond Fund | I
Prospectus:
Trading Symbol	MNYLX
MFS® New York Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPNYX
MFS® North Carolina Municipal Bond Fund | A
Prospectus:
Trading Symbol	MSNCX
MFS® North Carolina Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBNCX
MFS® North Carolina Municipal Bond Fund | C
Prospectus:
Trading Symbol	MCNCX
MFS® North Carolina Municipal Bond Fund | I
Prospectus:
Trading Symbol	MNCLX
MFS® North Carolina Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPNCX
MFS® Pennsylvania Municipal Bond Fund | A
Prospectus:
Trading Symbol	MFPAX
MFS® Pennsylvania Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBPAX
MFS® Pennsylvania Municipal Bond Fund | I
Prospectus:
Trading Symbol	MPALX
MFS® Pennsylvania Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPPAX
MFS® South Carolina Municipal Bond Fund | A
Prospectus:
Trading Symbol	MFSCX
MFS® South Carolina Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBSCX
MFS® South Carolina Municipal Bond Fund | I
Prospectus:
Trading Symbol	MTSCX
MFS® South Carolina Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPOCX
MFS® Tennessee Municipal Bond Fund | A
Prospectus:
Trading Symbol	MSTNX
MFS® Tennessee Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBTNX
MFS® Tennessee Municipal Bond Fund | I
Prospectus:
Trading Symbol	MTNLX
MFS® Tennessee Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPONX
MFS® Virginia Municipal Bond Fund | A
Prospectus:
Trading Symbol	MSVAX
MFS® Virginia Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBVAX
MFS® Virginia Municipal Bond Fund | C
Prospectus:
Trading Symbol	MVACX
MFS® Virginia Municipal Bond Fund | I
Prospectus:
Trading Symbol	MIVAX
MFS® Virginia Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPVOX
MFS® West Virginia Municipal Bond Fund | A
Prospectus:
Trading Symbol	MFWVX
MFS® West Virginia Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBWVX
MFS® West Virginia Municipal Bond Fund | I
Prospectus:
Trading Symbol	MWVIX
MFS® West Virginia Municipal Bond Fund | R6
Prospectus:
Trading Symbol	MPWVX
Class A, B, C, I, R6 Prospectus | MFS® Municipal Income Fund | A
Prospectus:
Trading Symbol	MFIAX
Class A, B, C, I, R6 Prospectus | MFS® Municipal Income Fund | B
Prospectus:
Trading Symbol	MMIBX
Class A, B, C, I, R6 Prospectus | MFS® Municipal Income Fund | C
Prospectus:
Trading Symbol	MMICX
Class A, B, C, I, R6 Prospectus | MFS® Municipal Income Fund | I
Prospectus:
Trading Symbol	MIMIX
Class A, B, C, I, R6 Prospectus | MFS® Municipal Income Fund | R6
Prospectus:
Trading Symbol	MPMNX
Class A1 & B1 Prospectus | MFS® Municipal Income Fund | A1
Prospectus:
Trading Symbol	MMIDX
Class A1 & B1 Prospectus | MFS® Municipal Income Fund | B1
Prospectus:
Trading Symbol	MMIGX